Income taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax rate
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Stations - Taxable / Panama	(10.20%)	(16.80%)	15.40%
Stations - Taxable / Non Panama	(0.70%)	0.20%	10.30%
Stations - Non Taxable / Non Panama	(1.10%)	(2.30%)	(27.00%)
Dividend tax	2.80%	4.40%	0.00%
Over provided in prior periods	0.00%	(0.10%)	(4.40%)
Provision for income taxes	15.90%	10.40%	19.30%
Net profit	$ 514,097	$ 348,054	$ 43,844
Total income tax expense	97,005	40,176	10,486
Profit before taxes	611,102	388,230	54,330
Income taxes at Panamanian statutory rates	152,776	97,057	13,583
Stations - Taxable / Panama	(62,113)	(65,384)	8,379
Stations - Taxable / Non Panama	(4,414)	945	5,605
Stations - Non Taxable / Non Panama	(6,483)	(8,961)	(14,684)
Dividend tax	17,257	17,145	0
Over provided in prior periods	(18)	(626)	(2,397)
Provision for income taxes	$ 97,005	$ 40,176	$ 10,486